Regulatory Requirements	12 Months Ended
Dec. 31, 2025
Regulatory Requirements [Abstract]
Regulatory Requirements

Note 17 — Regulatory Requirements

The following table illustrates the minimum regulatory capital as established by the SFC that the Company’s subsidiary, HF IAM, is required to maintain as of December 31, 2025 and the actual amounts of capital that were maintained:

	As of December 31, 2025
	Minimum regulatory capital requirement	Capital levels maintained	Excess net capital	Percent of requirement maintained
	HKD’000	HKD’000	HKD’000
HF IAM	3,000	6,903	3,903	230

The Company’s operation subsidiary maintains a capital levels greater than the minimum regulatory capital requirements and it is in compliance with the minimum regulatory capital established by the SFC.